(Loss)/ Earnings per Unit (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
(Loss)/ Earnings Per Share
Partnership's Net income	$ 3,613	$ 17,339	$ 66,854
Less:
Net Income attributable to preferred unitholders	7,659	6,750	6,750
Net Income attributable to subordinated unitholders	0	1,208	25,323
General Partner's interest in Net Income	(4)	79	129
Net income/(loss) attributable to common unitholders	$ (4,042)	$ 9,302	$ 34,652
Weighted average number of common units outstanding, basic and diluted	35,490,000	34,545,740	20,505,000
Earnings/ (Losses) per common unit, basic and diluted	$ (0.11)	$ 0.27	$ 1.69